ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER PAYABLES [Abstract]
Schedule of accrued expenses and other payables
		As of December 31,
	Note	2013	2014

Employee payroll and welfare payables		$9,168	$6,175
Other tax payable		7,510	7,256
Accrued professional, marketing and leasing fees		8,897	3,889
Other payables		6,397	6,291
Liability for advance payment of unvested options		166	-
Accrued advertising sales rebate		505	91
Accrued restructuring liabilities	(i)	671	392
Total		$33,314	$24,094

(i)
The accrued restructuring liabilities represent the accrued severance package and the payables to the counterparties of business contracts in associate with online game service. During 2013 and 2014, the Company restructured the games segment by disposition of the games development activities and focuses on games distribution and operations. Whereas, a number of employment contracts and certain business contracts were terminated. As such, the Company accrued restructuring expenses of $3,475 and $2,619 and paid $2,804 and $2,898 in 2013 and 2014, respectively.